Fair Value Measurement - Reconciliation from the opening balances to the closing balances for recuring fair value measurement of the fair value hierarchy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-term investment
Fair Value Assets Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Additions	$ 370,242,173
Changes in fair value, excluding impact of instrument-specific credit risk	2,133,528
Balance at the end	372,375,701
Convertible notes
Fair Value Assets Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the beginning	318,466,215
Additions		$ 312,092,172
Changes in fair value, excluding impact of instrument-specific credit risk	4,493,605	5,577,001
Changes in fair value due to instrument specific credit risk	1,520,393	548,029
Foreign currency translation adjustment	29,600,051	249,013
Balance at the end	354,080,264	$ 318,466,215
Warrant liabilities
Fair Value Assets Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Additions	65,418,439
Changes in fair value, excluding impact of instrument-specific credit risk	(45,903,468)
Foreign currency translation adjustment	(431,967)
Balance at the end	19,083,004
ESA derivative liabilities
Fair Value Assets Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Additions	88,172,680
Changes in fair value, excluding impact of instrument-specific credit risk	186,598,308
Foreign currency translation adjustment	(5,519,552)
Balance at the end	269,251,436
Liability-settled share-based payment to non-employee
Fair Value Assets Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Additions	11,519,334
Changes in fair value, excluding impact of instrument-specific credit risk	(7,390,032)
Foreign currency translation adjustment	(89,834)
Balance at the end	$ 4,039,468